Income Tax (Details) - Schedule of income tax provision (benefit) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Income Tax Provision Benefit Abstract
Current		$ 253,660
Deferred	(116,781)	(215,237)
State and Local
Current
Deferred
Change in valuation allowance	116,781	215,237
Income tax provision		$ 253,660